Effects of new accounting standards	12 Months Ended
Dec. 31, 2019
Effects of new accounting standards
Effects of new accounting standards

3 Effects of new accounting standards

(a) New standards adopted by the Group as of January 1, 2019

IFRS 16 Leases

IFRS 16 supersedes IAS 17 Leases, IFRIC 4 Determining whether an Arrangement contains a Lease, SIC-15 Operating Leases-Incentives and SIC-27 Evaluating the Substance of Transactions Involving the Legal Form of a Lease. The standard sets out the principles for the recognition, measurement, presentation and disclosure of leases and requires lessees to account for most leases under a single on-balance sheet model.

The Group has lease contracts for land and buildings, offices as well as various items of plant, machinery, motor vehicles and other equipment. Prior to the adoption of IFRS 16, the Group classified each of its leases (as lessee) at the inception date as either a finance lease or an operating lease. A lease was classified as a finance lease if it transferred substantially all of the risks and rewards incidental to ownership of the leased asset to the Group; otherwise it was classified as an operating lease. Finance leases were capitalized at the commencement of the lease at the inception date fair value of the leased property or, if lower, at the present value of the minimum lease payments. Lease payments were apportioned between interest (recognized as finance costs) and reduction of the lease liability. For operating leases, the leased property was not capitalized, and the lease payments were recognized as rent expense in the statement of profit or loss on a straight-line basis over the lease term. Any prepaid rent and accrued rent were recognized under Prepayments and Trade and other payables, respectively.

The Group adopted IFRS 16 as of January 1, 2019, using the modified retrospective method of adoption. The Group elected to use the transition practical expedient allowing the standard to be applied only to contracts that were previously identified as leases applying IAS 17 and IFRIC 4 at the date of initial application. The Group also elected to use the recognition exemptions for lease contracts that, at the commencement date, have a lease term of 12 months or less and do not contain a purchase option (‘short-term leases’), and lease contracts for which the underlying asset is of low value (‘low-value assets’).

Upon adoption of IFRS 16, the Group applied a single recognition and measurement approach for all leases under which it is the lessee, except for short-term leases and leases of low-value assets. The Group recognized lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

In accordance with the modified retrospective method of adoption, the Group did not change the initial carrying amounts of recognized assets and liabilities at the date of initial application for leases previously classified as finance leases (i.e., the right-of-use assets and lease liabilities equal the lease assets and liabilities recognized under IAS 17) and did not restate its comparative figures but recognized the cumulative effect of adopting IFRS 16 as an adjustment to equity at the beginning of the current period.

The effect of adoption of IFRS 16 is as follows:

Impact on the statement of financial position (increase/(decrease)) as at January 1, 2019:

in EUR k

Assets
Property, plant and equipment	(5,364)
Right-of-use assets	5,767
Total assets	403

Liabilities
Lease liabilities – Current	93
Lease liabilities – Non-Current	310
Total liabilities	403

•Right-of-use assets of EUR 5,767k, were recognized and presented separately in the consolidated statement of financial position. This includes the lease assets recognized previously under finance leases of EUR 5,364k, that were reclassified from Property, plant and equipment.

•Additional lease liabilities of EUR 403k, were recognized.

IFRIC Interpretation 23 Uncertainty over Income Tax Treatment (the “Interpretation”)

The Interpretation addresses the accounting for income taxes when tax treatments involve uncertainty that affects the application of IAS 12 and does not apply to taxes or levies outside the scope of IAS 12, nor does it specifically include requirements relating to interest and penalties associated with uncertain tax treatments. The Interpretation specifically addresses the following:

-Whether an entity considers uncertain tax treatments separately;

-The assumptions an entity makes about the examination of tax treatments by taxation authorities;

-How an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates; and

-How an entity considers changes in facts and circumstances.

The Group determines whether to consider each uncertain tax treatment separately or together with one or more other uncertain tax treatments and uses the approach that better predicts the resolution of the uncertainty.

Upon adoption of the Interpretation, the Group considered whether it has any uncertain tax positions.  The Group determined, based on its review, the tax loss positions of both the Company and the subsidiaries and no outstanding income tax liabilities, the Interpretation did not have an impact on the consolidated financial statements.

(b)New standards not yet effective

Furthermore, the new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Group’s financial statements are disclosed below. The Group intends to adopt these new and amended standards and interpretations when they become effective.

Amendments to IAS 1 and IAS 8: Definition of Material

In October 2018, the IASB issued amendments to IAS 1 Presentation of Financial Statements and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors to align the definition of ‘material’ across the standards and to clarify certain aspects of the definition. The new definition states that, ’Information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.’

The amendments to the definition of material is not expected to have a significant impact on the Group’s consolidated financial statements.

Amendments to IFRS 3: Definition of a Business

In October 2018, the IASB issued amendments to the definition of a business in IFRS 3 Business Combinations to help entities determine whether an acquired set of activities and assets is a business or not. They clarify the minimum requirements for a business, remove the assessment of whether market participants are capable of replacing any missing elements, add guidance to help entities assess whether an acquired process is substantive, narrow the definitions of a business and of outputs, and introduce an optional fair value concentration test. New illustrative examples were provided along with the amendments.

Since the amendments apply prospectively to transactions or other events that occur on or after the date of first application, the Group will not be affected by these amendments on the date of transition.